UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	November 2, 2001


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	31

Form 13F Information Table Value Total:	303,891



List of Other Included Manager:

  No. 	13F File Number		Name
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
                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
A.S.V. INC.                     COM   001963107      2467    186080 SH         SOLE          SOLE
ABBOTT LABORATORIES, INC.       COM   002824100       311      5998 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     41720       596 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      4383      1881 SH         SOLE          SOLE
BIOPURE CORPORATION             COM   09065H105       250     13500 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      2117    147300 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5864    125174 SH         SOLE          SOLE
COMCAST CORPORATION             COM   200300101     13130    366050 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     12436    349730 SH         SOLE          SOLE
CRAWFORD & CO CLASS A           COM   224633206        94     10291 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     30794    505570 SH         SOLE          SOLE
FEDEX CORPORATION               COM   31428X106     15999    435360 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       489     29644 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103      1016     27300 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     24964    647419 SH         SOLE          SOLE
HEIDRICK & STRUGGLES, INT'L     COM   422819102      1534    107500 SH         SOLE          SOLE
HILLENBRAND INDUSTRIES, INC.    COM   431573104       416      7705 SH         SOLE          SOLE
HOME DEPOT INC.                 COM   437076102       287      7470 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   87924V507     12019    946375 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     28996    148697 SH         SOLE          SOLE
MCGRAW-HILL, INC.               COM   580645109     12854    220855 SH         SOLE          SOLE
NORFOLK SOUTHERN CORP.          COM   655844108       169     10470 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     18713    771670 SH         SOLE          SOLE
ROGERS COMMUNICATIONS, CLASS B  COM   775109200      3275    254895 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107     23787   2144888 SH         SOLE          SOLE
TORCHMARK CORP.                 COM   891027104       211      5400 SH         SOLE          SOLE
TRIZEC HAHN CORP.               COM   896938107     19514   1083484 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       361     11640 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       634      1220 SH         SOLE          SOLE
WELLS FARGO                     COM   949740104     23898    537645 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1189      4100 SH         SOLE          SOLE
                                                   303891